Incentive Units - Fair Value of Incentive Units Estimated (Detail)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Exchanged Incentive Units [Member]
Schedule Of Share Based Compensation Valuation Assumptions [Line Items]
Valuation date	Mar. 30, 2015	Dec. 31, 2014
Dividend yield	0.00%	0.00%
Expected volatility	27.90%	39.54%
Risk-free rate	0.61%	0.85%
Expected life (years)	2 years 2 months 1 day	2 years 4 months 28 days
Subsequent Incentive Units [Member]
Schedule Of Share Based Compensation Valuation Assumptions [Line Items]
Valuation date	Mar. 31, 2015	Dec. 31, 2014
Dividend yield	0.00%	0.00%
Expected volatility	27.90%	39.54%
Risk-free rate	0.61%	0.85%
Expected life (years)	2 years 2 months 1 day	2 years 4 months 28 days